Trade Receivables and Other Current Assets - Disclosure of Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Current Assets [abstract]
VAT receivables	$ 1,621	$ 1,398
Prepaid expenses and other prepayments	5,838	8,171
Tax and social receivables	65	46
Deferred expenses and other current assets	170	50
Total other current assets	$ 7,694	$ 9,665